Description Of The Business And Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014
Effective Income Tax Rate, Continuing Operations	37.00%
Prepaid expenses and other	$ 877		$ 1,030
Interest expense	89	70
Loss on change in fair value of stock warrants		$ (22)
Dealers [Member]
Number of customers that leverage our technology	23,500
Equipment Models [Member]
Models	750,000
Distributors [Member]
Number of customers that leverage our technology	195
Manufacturers [Member]
Number of customers that leverage our technology	1,500
Manufacturers Worldwide [Member]
Number of customers that leverage our technology	3,360